Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Net Loss Per Share

For the purpose of calculating net loss per share as a result of the 2017 Reorganization as described in Note 1, the number of ordinary shares used in the calculation reflects the outstanding ordinary shares of the Company in 2017 as if the Group’s 2017 Reorganization took place on January 1, 2016:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders	(253,567)	(918,578)	(927,022)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per share	3,818,618	3,945,864	6,294,870
Net loss per share
Basic and diluted	(66.40)	(232.80)	(147.27)